Consolidated Statements of Net Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales		$ 9,169.6	$ 9,240.5	$ 8,803.4
Cost of sales		(7,325.5)	(7,436.7)	(7,098.8)
Gross profit		1,844.1	1,803.8	1,704.6
Selling, general and administrative expenses		(411.5)	(414.9)	(389.9)
Research, development and engineering expenses, net		(523.8)	(535.6)	(489.3)
Amortization of intangibles		(19.6)	(16.0)	(20.4)
Other expense, net		(161.4)	(114.7)	(43.6)
Operating income		727.8	722.6	761.4
Income from equity method investments		4.7	6.9	7.3
Interest income		2.7	4.8	3.9
Interest expense		(65.1)	(63.4)	(32.9)
Other non-operating items, net		5.6	(3.9)	(5.7)
Income before income taxes		675.7	667.0	734.0
Income tax expense		(218.2)	(198.0)	(244.1)
Net income	[1]	457.5	469.0	489.9
Less: Net income attributable to non-controlling interest		0.7	1.2	4.1
Net income attributable to controlling interest		$ 456.8	$ 467.8	$ 485.8
Earnings per common share
- basic		$ 5.18	$ 5.08	$ 5.09
- assuming dilution		$ 5.17	$ 5.06	$ 5.07
Weighted average number of shares
- basic		88.2	92.1	95.5
- assuming dilution		88.4	92.4	95.9
Cash dividend per share-declared		$ 2.24	$ 2.14	$ 2.02
Cash dividend per share-paid		$ 2.22	$ 2.12	$ 2.00

[1]	See Note 13 for further details - includes tax effects where applicable.